HENDERSON GLOBAL FUNDS
Henderson International Long/Short Equity Fund

Supplement dated January 31, 2017 to the
Prospectus and Summary Prospectus,
each dated November 30, 2016 and as amended December 15, 2016

This Supplement provides new information and modifies certain disclosure in the Prospectus and Summary Prospectus.  Investors should retain this Supplement with the Prospectus and Summary Prospectus for future reference.

Effective immediately, the paragraphs under “Fund Summary-Henderson International Long/Short Equity Fund-Management” section on page forty-seven (47) of the Prospectus are hereby deleted in their entirety and replaced with the following:

Henderson Global Investors (North America) Inc. is the investment adviser of the Fund. Henderson Investment Management Limited is the subadviser of the Fund.  The following individuals make up the Fund’s portfolio management team:
•	Stephen Peak, Director of International Equities, Co-Lead Portfolio Manager, has been a member of the Fund’s portfolio management team since inception in December 2014.
•	Steve Johnstone, Fund Manager, Diversified Hedge Funds, Co-Lead Portfolio Manager & Quantitative Strategist, has been a member of the Fund’s portfolio management team since inception in December 2014.
•	Sat Duhra, Fund Manager, Asia Pacific (ex-Japan) Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since January 2017.
•	Junichi Inoue, Head of Japanese Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since January 2017.
•	Neil Hermon, Co-Head of UK Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since inception in December 2014.
Effective immediately, the sixth and seventh paragraphs under “Management of the Funds-Portfolio Managers-International Long/Short Equity Fund” section on page eighty-one (81) of the Prospectus is hereby deleted in its entirety and is replaced with the following:

International Long/Short Equity Fund
Asia Pacific – Sat Duhra, Fund Manager, Asia Pacific (ex-Japan) Equities, manages the Asia Pacific sub-portfolio of the Fund. He joined Henderson Global Investors in 2011 and has more than 12 years of investment management experience.
Japan – Junichi Inoue, Head of Japanese Equities, Portfolio Manager, manages the Japan sub-portfolio of the Fund. He joined Henderson Global Investors in 2016 and has over 20 years of investment management experience.

HENDERSON GLOBAL FUNDS
Henderson International Opportunities Fund

Supplement dated January 31, 2017 to the
Prospectus and Summary Prospectus,
each dated November 30, 2016 and as amended December 15, 2016

This Supplement provides new information and modifies certain disclosure in the Prospectus and Summary Prospectus.  Investors should retain this Supplement with the Prospectus and Summary Prospectus for future reference.

Effective immediately, the paragraphs under “Fund Summary-Henderson International Opportunities Fund-Management” section on page fifty-two (52) of the Prospectus are hereby deleted in their entirety and replaced with the following:

Henderson Global Investors (North America) Inc. is the investment adviser of the Fund. Henderson Investment Management Limited is the subadviser of the Fund.  The following individuals make up the Fund’s portfolio management team:
•	Stephen Peak, Director of International Equities, Lead Portfolio Manager, has been a member of the Fund’s portfolio management team since inception in 2001.
•	Nicholas Cowley, Investment Manager, Global Emerging Markets Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2012.
•	Glen Finegan, Head of Global Emerging Markets Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since August 2015.
•	Andrew Gillan, Head of Asia (ex-Japan) Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2014.
•	Ronan Kelleher, Portfolio Manager, has been a member of the Fund’s portfolio management team since August 2015.
•	Paul O’Connor, Head of Multi-Asset, Portfolio Manager, has been a member of the Fund’s portfolio management team since April 2016.
•	Junichi Inoue, Head of Japanese Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2017.
•	Tim Stevenson, Director of Pan European Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2002.
•	Ian Warmerdam, Director of Global Growth Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since inception in 2001.

Effective immediately, the seventh paragraph under “Management of the Funds-Portfolio Managers-International Opportunities Fund” section on page eighty-one (81) of the Prospectus is hereby deleted in its entirety and is replaced with the following:

International Opportunities Fund
Japan – Junichi Inoue, Head of Japanese Equities, Portfolio Manager, manages the Japan sub-portfolio of the Fund. He joined Henderson Global Investors in 2016 and has over 20 years of investment management experience.

HENDERSON GLOBAL FUNDS
Henderson International Long/Short Equity Fund
Henderson International Opportunities Fund

Supplement dated January 31, 2017 to the
Statement of Additional Information dated November 30, 2016, as amended December 15, 2016

This Supplement provides new information and modifies certain disclosure in the Statement of Additional Information.  Investors should retain this Supplement with the Statement of Additional Information for future reference.

Effective immediately, the third and fourth paragraphs under “Portfolio Managers – Portfolio Management” section on page eighty-nine (89) of the Statement of Additional Information are hereby deleted in their entirety and replaced with the following:

Stephen Peak, Nicholas Cowley, Glen Finegan, Andrew Gillan, Ronan Kelleher, Paul O’Connor, Junichi Inoue, Tim Stevenson and Ian Warmerdam are the portfolio managers for the International Opportunities Fund.

Stephen Peak, Steve Johnstone, Sat Duhra, Junichi Inoue, and Neil Hermon are the portfolio managers for the International Long/Short Equity Fund.

Effective immediately, the following information is hereby added to the table under “Portfolio Managers-Portfolio Management” section beginning on page eighty-nine (89) of the Statement of Additional Information:

As of December 31, 2016:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($)	Pooled Investment Vehicle Accounts	Assets Managed ($)	Other Accounts	Assets Managed ($)	Total Assets Managed ($)
Junichi Inoue			Henderson Horizon Japan Opportunities Fund Henderson Japan Opportunities Fund Bankers Investment Trust (Japan portfolio)	50m 34m 131.5m			215.5m
Sat Duhra			Henderson Asian Dividend Income Unit Trust Henderson Horizon Asian Dividend Income Fund Henderson Far East Income Trust	164m 229m 494m			887m